Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transaction

As of December 31, 2016, and 2015, the Company had the following related party promissory notes outstanding:

	December 31, 2016		December 31, 2015
	Principal (net)	Accrued Interest	Principal (net)	Accrued Interest
September 2015 $1,055,535 Note, 8% interest, due on demand after March 2017	$-	$-	$1,055,535	27,299
September 2015 $142,415 Note, 10% interest, due May 2016	-	-	142,415	4,669
October 2015 $82,500 Note, 10% interest due October 2016	82,500	10,239	82,500	1,966
February 2016 $50,000 Note, 10% interest, due February 2017	50,000	4,192	-	-
May 2016 $109,695 Note, 10% interest, due July 2017	109,695	7,093	-	-
May 2016 $90,000 Note, 10% interest, due May 2017	90,000	5,425	-	-
Total Convertible Notes Payable, Net	$332,195	$26,949	$1,280,450	$33,934

Schedule of Rent Expense

Rental expense for the years ended December 31, 2016 and 2015 consisted of the following:

	Year ended December 31, 2016	Year ended December 31, 2015
Office and warehouse space	$40,000	$155,306
Corporate office	18,000	18,000
Total Rental Expense	$58,000	$173,306